CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018		Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 18,921	$ 26,627	[1]	$ 49,489
Accounts receivable, net (net of allowance for doubtful accounts of $39 and $12, respectively)	69,297	67,636	[1]	80,344
Inventories	62,509	57,820	[1]	61,550
Prepaid inventory	3,191	3,090	[1]	3,281
Income tax receivables		612		743
Derivative instruments	2,790	1,765	[1]	998
Other current assets	5,228	11,866	[1]	6,841
Total current assets	161,936	168,804	[1]	203,246
Property and equipment, net	442,810	482,657	[1]	508,352
Other Assets:
Right of use operating lease assets, net	38,791		[1]
Intangible assets	2,678	2,678	[1]	2,678
Other assets	6,645	5,842	[1]	6,020
Total other assets	48,114	8,520	[1]	8,698
Total Assets	652,860	659,981	[1]	720,296
Current Liabilities:
Accounts payable - trade	47,068	48,176	[1]	39,738
Accrued liabilities	18,614	23,421	[1]	21,673
Current portion - capital leases		45		592
Current portion - operating leases	6,925		[1]
Current portion - long-term debt	144,543	146,671	[1]	20,000
Derivative instruments	3,619	6,309	[1]	2,307
Other current liabilities	7,662	7,282	[1]	6,396
Total current liabilities	228,431	231,859	[1]	90,706
Long-term debt, net of current portion	98,673	84,767	[1]	221,091
Operating leases, net of current portion	30,323		[1]
Assessment financing	9,342	9,342	[1]	7,714
Capital leases, net of current portion		78		123
Other liabilities	13,576	14,648	[1]	16,962
Total Liabilities	380,345	340,616	[1]	336,596
Commitments and Contingencies (Note 7)
Stockholders' Equity:
Common stock, $0.001 par value; 300,000 shares authorized; 49,783 and 45,771 shares issued and outstanding as of September 30, 2019 and December 31, 2018, respectively	50	46	[1]	44
Non-voting common stock, $0.001 par value; 3,553 shares authorized; 1 share issued and outstanding as of September 30, 2019 and December 31, 2018, respectively			[1]
Additional paid-in capital	937,795	932,179	[1]	927,090
Accumulated other comprehensive loss	(2,459)	(2,459)	[1]	(2,234)
Accumulated deficit	(678,808)	(630,000)	[1]	(568,462)
Total Pacific Ethanol, Inc. Stockholders' Equity	256,579	299,767	[1]	356,439
Noncontrolling interests	15,936	19,598	[1]	27,261
Total Stockholders' Equity	272,515	319,365	[1]	383,700
Total Liabilities and Stockholders' Equity	652,860	659,981	[1]	720,296
Series A Preferred Stock [Member]
Stockholders' Equity:
Preferred stock, value
Series B Preferred Stock [Member]
Stockholders' Equity:
Preferred stock, value	$ 1	$ 1	[1]	$ 1

[1]	Amounts derived from the audited consolidated financial statements for the year ended December 31, 2018.